Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 19,243	$ 592,449	$ 1,288,495
Restricted cash		50,007	1,100,000
Accounts receivable:
Trade, net	1,837,274	1,415,083	855,963
Other	1,637	1,119	21,697
Related party	384,498	435,948	27,818
Inventory			24,999
Other assets	98,084	98,871	373,074
Current assets of discontinued operations	5,220	65
Total current assets	2,345,956	2,593,542	3,692,046
PROPERTY AND EQUIPMENT, NET	5,789,033	5,933,940	117,398
OTHER ASSETS
Deposits	49,428	51,428	515,000
Intangibles, net	541,965	554,839	537,884
Noncurrent assets of discontinued operations		501,711
Total other assets	591,393	1,107,978	1,052,884
Total assets	8,726,382	9,635,460	4,862,328
Accounts payable:
Trade	2,462,222	3,363,229	995,105
Related party	2,378,350	1,886,386	331,337
Accrued liabilities	772,804	874,286	1,313,970
Deferred revenue			48,130
Capital Lease obligation		5,835,181
Notes Payable-Related Party	6,200,000
Customer deposits	80,195	165,094	754,545
Current liabilities of discontinued operations	2,796	569,937
Total current liabilities	11,896,367	12,694,113	3,443,087
LONG TERM LIABILITIES
Common stock warrant liability	723,913	102,185	11,242,800
Total long term liabilities	723,913	102,185	11,242,800
Total liabilities	12,620,280	12,796,298	14,685,887
Commitments and contingencies - Note 9
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.0001 par value; 40,000,000 shares authorized, -0- and 4,578,070 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively		458	137
Common stock, $0.0001 par value; 100,000,000 shares authorized; 16,630,234 and 11,064,664 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	1,663	1,106	884
Additional paid in capital	10,159,220	10,050,746	262,496
Accumulated deficit	(14,054,781)	(13,213,148)	(10,087,076)
Total stockholders' deficit	(3,893,898)	(3,160,838)	(9,823,559)
Total liabilities and stockholders' deficit	$ 8,726,382	$ 9,635,460	$ 4,862,328